Redeemable Non-Controlling Interests and Non-Controlling Interests	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Redeemable Non-Controlling Interest and Non-Controlling Interests
20.	Redeemable non-controlling interests and non-controlling interests

(a)	Redeemable non-controlling interests

As described in Note 1(b) and Note 19 above, certain Round B Investors who collectively held 2.5% equity interests in ECMOHO Shanghai with preferential rights remained as the shareholders of ECMOHO Shanghai after the completion of the Reorganization.

The 2.5% equity interests in ECMOHO Shanghai held by these Round B Investors are with liquidation preference and also are redeemable at the holders' option under certain events, which are not solely within the control of ECMOHO Shanghai. Accordingly, such 2.5% equity interests in ECMOHO Shanghai are recorded and accounted for as redeemable non-controlling interests outside of permanent equity in the Group’s consolidated balance sheets in accordance with ASC 480-10-S99-3A.

Subsequently, the redeemable non-controlling interests should be carried at the higher of (1) the carrying amount after the attribution of net income or loss of ECMOHO Shanghai (2) the expected redemption value. The Group accretes for the difference between the initial carrying value and the ultimate redemption price to the earliest possible redemption date using the effective interest method. The accretion, which increases the carrying value of the redeemable non-controlling interests, is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital, or in the absence of additional paid-in-capital, by charges to accumulated deficit.

On June 25, 2019, the Group entered into agreements to acquire the 2.5% of the equity interest of ECMOHO Shanghai from its non-controlling shareholders at a total cash consideration of US$ 5,382,048 (RMB 36,999,967). Out of the total consideration, US$ 2,215,392 (RMB 15,230,156) is payable within 15 days from the date of the agreement.  The remaining US$ 3,120,583 (RMB 21,769,811) is subject to the following payment terms: 1) if the Company completes an IPO before June 25, 2020, the consideration is payable within 60 days after the IPO; or 2) if the Company does not complete an IPO before June 25, 2020, the consideration is payable in two equal installments in two years after the agreement date plus an interest at an annual rate of eight percent accruing from the date of the agreement.

Upon completion of the above acquisition in June 2019, redeemable non-controlling interests with the carrying amount of US$ 6,678,219 were derecognized, and differences between the carrying amount and the consideration amounted to US$ 1,296,171 were charged to additional paid-in capital.

Upon completion of the Company’s initial public offering in November 2019, the payment schedule was accelerated. Based on the Group’s negotiation with the non-controlling shareholders, payment of the consideration of US$ 2,215,392 and US$ 3,120,583 has been fully paid in 2019 and 2020, respectively.

The change in the carrying amount of redeemable non-controlling interests for the years ended December 31, 2018 and 2019 is as follows:

Redeemable non-controlling interests
US$
Beginning Balance at January 1, 2018	-
Preferred shares exchanged into redeemable non-controlling interests	6,167,333
Net income attributable to redeemable non-controlling interests	96,301
Accretion to redemption value of redeemable non-controlling interests	129,896
Ending Balance at December 31, 2018	6,393,530
Net loss attributable to redeemable non-controlling interests	(27,068)
Accretion to redemption value of redeemable non-controlling interests	311,757
Acquisition of redeemable non-controlling interests	(6,678,219)
Ending Balance at December 31, 2019	-

(b)	Non-controlling interests

Non-controlling interests mainly represent the Group’s subsidiary’s cumulative results of operations and changes in deficit attributable to non-controlling shareholders.

-	Shanghai Jieshi

In 2016, the Group consummated an acquisition of 70% of the equity interest of Shanghai Jieshi. In June 2017, the Group acquired the rest of the 30% equity interest of Shanghai Jieshi with a consideration of RMB 0.3 million (US$ 48,704). The difference between the consideration and the carrying amount of such non-controlling interests was recorded in accumulated deficit in the amount of US$ (23,993).

The Group sold 10% of the equity interest to a third-party investor with a consideration of RMB 0.1 million (US$ 16,235) afterwards in July 2017. The difference between the consideration and the carrying amount of such equity interests was recorded in accumulated deficit in the amount of US$ 78,404.

In 2018 and 2019, the non-controlling interests shareholder made proportional cash capital injection with the amount of RMB 700,000 (US$ 104,159) and RMB 200,000 (US$ 29,196) into Shanghai Jieshi, respectively.

In August 2019, the Group acquired 10% of the equity interest of Shanghai Jieshi with a consideration of RMB 1.2 million (US$ 170,324). The difference between the consideration and the carrying amount of such non-controlling interests was recorded in additional paid-in-capital in the amount of US$ (180,784).

In July 2020, the Group disposed its 100% equity interests in Shanghai Jieshi to Xianggui Health Technology in exchange for RMB 1.0 million (approximately US$ 153,000).

-	Xianggui

The Group established Xiangui as a fully owned subsidiary in 2018. The operation of Xianggui was at a very preliminary stage and had immaterial impact to the consolidated financials of the Group’s business. In June 2019, the Group, together with certain of its employees made proportional cash injection into Xiangui with the amount of RMB 6 million  (US$ 893,223) and RMB 4 million (US$ 595,482), respectively, and these employees thereby obtained 40% equity interests of Xiangui while the Group still retained control of Xiangui.

In April 2020, the Group disposed its 60% equity interests to an entity fully owned by the Founders of the Company with the consideration of RMB 3.4 million (approximately US$ 521,000).